PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
3.	PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Prepayments and other deposits	6,877	8,395
Receivable related to financial services (Note 2)	1,551	2,777
Prepaid expenses	401	406
Receivables from financial institution	151	200
Others	577	932

Total	9,557	12,710